Net financial expenses/(income) (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of detailed information about net finance expenses	The following table summarizes the Company’s financial income and expenses, included within Net financial expenses:

	Years ended December 31,
	2024	2023	2022
	(€ million)
Interest income and other financial income	€1,995	€2,678	€1,066

Financial expenses:
Interest expense and other financial expenses:	1,248	1,064	959
Interest expense on notes	430	386	281
Interest expense on borrowings from bank	121	59	105
Other interest cost and financial expenses	697	619	573
Interest on lease liabilities	64	63	63
Write-down and reversals of write-downs of financial assets	(88)	128	14
Net interest expense/(income) on employee benefits provisions	211	203	163
Total Financial expenses	1,435	1,458	1,199
Net expenses from derivative financial instruments and exchange rate differences	215	1,178	635
Total Financial expenses and Net expenses from derivative financial instruments and exchange rate differences	1,650	2,636	1,834

Net Financial expenses/(income)	€(345)	€(42)	€768